UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02328
                                  ----------------------------------------------

                       BOULDER GROWTH & INCOME FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Fund Administrative Services
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 303-444-5483
                                                           -------------
                   Date of fiscal year end: NOVEMBER 30, 2003
                                           ------------------
                   Date of reporting period: NOVEMBER 30, 2003
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                       BOULDER GROWTH & INCOME FUND, INC.

                                  Annual Report

                                November 30, 2003

Dear Shareholder:

For the fiscal one-year period ending November 30, 2003, the Boulder Growth & Income Fund's total return on net asset value was 2.4%. The S&P 500 index was up 15.1% over the same period. Why such underperformance in the Fund? It wasn't underperformance of our stocks - it was "dilution" of the NAV resulting from the December 2002 rights offering. If we ever under perform the market by that much, we won't try and gloss over it - we'll explain where and why we made the mistakes.

Back in December 2002, the Fund conducted a one-for-one rights offering in which one new share was issued for each share outstanding at a substantial discount to the NAV on the expiration date of the offering. The new shares were issued to participating shareholders at $4.34 per share on December 20, 2002, when the Fund's NAV was $6.35. When the new shares were issued and the offering proceeds collected, the NAV immediately re-calculated to $5.35. This CHANGE in NAV is considered dilution. The Fund's total return for the 12 months, INCLUDING THIS DILUTION, was the 2.4%. However, if you fully exercised your rights in the offering you didn't experience this dilution (except for a very small amount related to the offering expenses). In fact you were able to double your position in the Fund by buying the new shares at the discounted price of $4.34 which, when averaged with the Fund's pre-offering NAV of $6.35, resulted in the "re-calculated" NAV of $5.35, with no "net" loss in NAV to shareholders who participated. Those who chose to sell their rights, rather than exercise them, recovered part of the dilution from the sale of the rights. It is important to understand that this dilution will have a permanent effect on all of the Fund's NAV performance comparisons that involve periods starting before and ending after December 20, 2002. The comparisons shown in the future will always understate the NAV performance realized by those who fully exercised their rights or sold them.

Probably a better comparison of how we performed as Advisers to the Fund is to look at the calendar year-to-date - that is, from January 1, 2003 through November 30, 2003, which excludes the effect of the rights offering. For this period, the Fund's total return (after all expenses) on NAV was 25.2%, which compares quite favorably to the S&P 500 index over the same 11-month period of 22.3%. Take a look at Exhibit 1 immediately following this letter for more comparable returns of the Fund.

We've been managing the Boulder Growth & Income Fund for about 22 months now. The Fund owns stock in 43 companies. We'd prefer to own more of what we like than to buy dozens of stocks thereby settling for less than the cream of the crop. We own more stocks now than we would typically expect to own, because after establishing each position, we determined we would buy more if the price went down. In almost every case, the price went up and our discipline prevented us from buying more. It was pleasant to get the gain in our value, but it precluded us from having as large a position as we would have liked in most of our holdings. Of the 43 companies we own, 22 of them are real estate investment trusts ("REITs"). The Fund purchased the REITs primarily for the dividends they pay. We don't expect the REITs to produce significant valuation increases unless inflation rears its ugly head. The portfolio turnover rate, which measures the rate of buying and selling, was 40% in fiscal 2003. This is far lower than what you'll see in most funds, but probably higher than what our typical year would be. The turnover rate was higher this year due to the significant proceeds from the rights offering in December 2002. Putting that money to work through purchases counts as `portfolio turnover.' Nonetheless, you'd be hard-pressed to find somebody labeling us "gunslingers."

Interest rates continue to remain at historical lows. This bodes well for the Fund since it gets to take advantage of paying a low rate of interest on its $20 million of leverage. The Fund was leveraged with a $20 million loan in April 2003, which has worked out quite well for shareholders. About 30% of the proceeds from the $20 million loan were used to purchase additional shares of Berkshire Hathaway, and the rest was slowly put to work as opportunities presented themselves.

The Fund is limited to no more than 25% of its total assets in any one security (at the time of purchase), and adding the $20 million gave us this opportunity to buy more Berkshire. From mid-April through the first week in July, we were able to add 85 more Berkshire `A' shares at an average price of $71,330 per share, for a total cost of $6.06 million. At the end of November Berkshire Hathaway `A' shares were at $83,750 per share, giving the Fund an unrealized gain of just over $1 million on those 85 shares. In all, the Fund owns 310 Berkshire `A' shares, comprising over 27% of the Fund's total net assets (including leverage). Insurance companies have performed well the last year, and the two main insurance subsidiaries of Berkshire, GEICO and General Re, are two of the best-run insurance companies you'll find. They've certainly added value to our Berkshire holdings.

We were patient with the remainder of the proceeds from the leverage, and took advantage of buying what we think are quality companies at good prices. You'll recognize some of the names like Pepsi Bottling, Maytag, Pfizer, Sara Lee, and Eastman Kodak. Some you may not have heard of are Federated Investors, First American Corp., Fidelity National, AON Corporation, and Torchmark. We like the long-term outlook for all of these companies. We expect that 5 or 10 years down the road, we'll be able to look back in hindsight and say, "the market afforded us the opportunity to buy these successful companies back in 2003 at very reasonable prices."

If you're a reader of any newspaper's business section, you've certainly read about the scandals in the mutual fund industry. A few open-end mutual funds allowed large institutional investors, including hedge funds, to invest in their mutual funds based on the closing price AFTER the close of the market, which they would do on occasions when positive news was released AFTER the close that would have a positive impact on the NAV. Simply put, they were sneaking in for a midnight snack while the long-term investors were sleeping snugly in their beds. It wasn't that the mutual fund operators were asleep at the switch. In fact, they were leaving the door open with a sign that said, "Come on in!" This practice was clearly illegal. In addition, there have been reports of other abuses including time-zone arbitrage and paying excessive commissions out of owners' money to those brokers who provided benefits to the adviser. These practices involved only `open-end' mutual funds. Your Fund is a closed-end fund that trades on the NYSE. We never have, nor will we ever be, party to such shenanigans. New York attorney general Eliot Spitzer (a.k.a. Eliot Ness) has put an end to the after-market trading. A good guess would be his next target might be soft dollars, which are currently perfectly legal, but probably shouldn't be. This is another way an adviser benefits while the fund owners pay the expense. Your Fund does not have any soft-dollar arrangements, nor will it seek soft dollar arrangements in the future. While BIF shareholders have not suffered any costs from the issues discussed above, all the new regulations that are being proposed to curb these abuses will almost certainly increase your costs when we are forced to comply with them.

The Fund declared and paid a 2 1/2 cent dividend per share payable on December 31, 2003. The REITs that the Fund owns generally had a higher than average `Return of Capital' component to the dividends they paid in '03, and that is not distributable income. Since REITs make up the lion's share of our income producing securities, the dividend was reduced.

Our website at WWW.BOULDERFUNDS.NET is an excellent source for information on the Fund. If you've lost your annual report, or want to read an old one, it's available on the site. You will also find information about the Boulder Growth & Income's sister fund - the Boulder Total Return Fund.

/S/ STEWART R. HOREJSI

Stewart R. Horejsi
December 23, 2003

-----------------------
NOTHING IN THIS ANNUAL REPORT SHOULD BE CONSIDERED AS INVESTMENT ADVICE. THIS LETTER EXPLAINS THE MANAGERS' VIEWS AS OF ITS DATE, WHICH MAY HAVE SUBSEQUENTLY CHANGED.

                       BOULDER GROWTH & INCOME FUND, INC.

                                    EXHIBIT 1
                                   (UNAUDITED)

                                  TOTAL RETURNS
                       FOR THE PERIODS ENDING NOVEMBER 30

                                                        DOW JONES
                  MOST                       S&P 500    INDUSTRIAL     NASDAQ
                 RECENT          BIF NAV      INDEX       AVERAGE     COMPOSITE
            --------------------------------------------------------------------
                3 Months*          9.0%        5.5%         4.5%        8.4%
                6 Months*         17.1%       10.8%        11.8%       23.1%
                1 Year             2.4%       15.1%        12.6%       33.2%
                Since 1/02**      -9.0%       -4.2%       -2.10%       -7.3%
             *  Annualized
             ** Annualized since January 23, 2002, the date the current Advisers became the investment advisers to the Fund.

                                    EXHIBIT 2
                                   (UNAUDITED)

       CHANGE IN PRINCIPAL VALUE OF ASSET CLASSES 11/30/2002 TO 11/30/2003

                                                                              COMMON STOCK INVESTMENTS
                                                          -----------------------------------------------------------
                                                                                           BONDS/
                                                                                       FOREIGN STOCK &
                                                             REITS       INDUSTRIALS   PREFERRED STOCK       TOTAL
                                                             -----       -----------   ---------------       -----
Beginning Market Value...............      11/30/02       $  6,971,293   $ 27,378,690    $  1,920,620    $ 36,270,603
                                                          ------------   ------------    ------------    ------------
Cost of Purchases....................  12/1/02- 11/30/03    25,267,001     33,497,784              --    $ 58,764,785
Proceeds from Sales..................  12/1/02- 11/30/03     9,294,154     10,638,333       2,180,203    $ 22,112,690
                                                          ------------   ------------    ------------    ------------
Net Purchases/(Sales)................                       15,972,847     22,859,451      (2,180,203)   $ 36,652,095
Beginning Market Value Plus
   Net Purchases/(Sales).............                       22,944,140     50,238,141        (259,583)   $ 72,922,698
                                                          ------------   ------------    ------------    ------------
Net Appreciation ....................                        5,982,155      7,513,549         366,694    $ 13,862,398
Ending Market Value..................      11/30/03         28,926,295     57,751,690         107,111    $ 86,785,096
                                                          ------------   ------------    ------------    ------------
Number of Issues Held................      11/30/03                 22             21               2
Cash and Other Assets and
   Liabilities.......................                                                                       8,500,964
                                                                                                         ------------
   Total Net Assets (including $20,000,000 leverage)                                                       95,286,060
                                                                                                         ============

The information in the table below is unaudited.

                               FINANCIAL DATA

                          PER SHARE OF                                    PER SHARE OF
                          COMMON STOCK                                    COMMON STOCK
                     -----------------------                         -----------------------
                    NET ASSET      NYSE                             NET ASSET      NYSE
                      VALUE    CLOSING PRICE                          VALUE    CLOSING PRICE
                    ---------  -------------                        ---------  -------------
12/31/2002            $5.39        $4.47         6/30/2003            $5.97        $5.15
 1/31/2003            $5.24        $4.43         7/31/2003            $5.98        $5.22
 2/28/2003            $4.94        $4.28         8/31/2003            $6.10        $5.14
 3/31/2003            $4.94        $4.50         9/30/2003            $6.15        $5.30
 4/30/2003            $5.31        $4.65        10/31/2003            $6.31        $5.34
 5/31/2003            $5.68        $4.85        11/30/2003            $6.65        $5.50

BOULDER GROWTH & INCOME FUND, INC.                      PORTFOLIO OF INVESTMENTS
                                                               NOVEMBER 30, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                    SHARES      VALUE
                                                                                                    ------      -----

DOMESTIC COMMON STOCKS - 111.9%
                    BEVERAGES -  1.5%  Pepsi Bottling Group, Inc. ...........................         50,000  $  1,154,000
                                                                                                              ------------
           BUILDING MATERIALS -  4.0%  USG Corporation+o ....................................        200,000     3,014,000
                                                                                                              ------------
                  DIVERSIFIED - 34.5%  Berkshire Hathaway Inc., Class A+o ...................            310    25,962,500
                                                                                                              ------------
           FINANCIAL SERVICES -  8.5%  Federated Investors, Inc. ............................         40,000     1,150,000
                                       H&R Block, Inc. ......................................         45,000     2,443,050
                                       MGIC Investment Corporationo .........................         25,000     1,323,750
                                       Providian Financial Corporation+o ....................        130,000     1,469,000
                                                                                                              ------------
                                                                     TOTAL FINANCIAL SERVICES                    6,385,800
                                                                                                              ------------
        FOOD-MISC/DIVERSIFIED -  1.7%  Sara Lee Corporation .................................         60,000     1,233,000
                                                                                                              ------------
              HOUSEHOLD FURNISHINGS &
                   APPLIANCES -  1.4%  Maytag Corporation ...................................         40,000     1,057,600
                                                                                                              ------------
                   INDUSTRIAL -  2.6%  Eastman Kodak Company ................................         80,000     1,948,800
                                                                                                              ------------
                    INSURANCE -  6.3%  AON Corporation ......................................         45,000       987,300
                                       Fidelity National Financial, Inc. ....................         35,000     1,236,550
                                       First American Corporation ...........................         40,000     1,184,000
                                       Torchmark Corporation ................................         30,000     1,323,000
                                                                                                              ------------
                                                                              TOTAL INSURANCE                    4,730,850
                                                                                                              ------------
              PHARMACEUTICALS -  9.3%  Bristol-Meyers Squibb Companyo .......................         82,000     2,160,700
                                       Merck & Company, Inc.o ...............................         65,000     2,639,000
                                       Pfizer, Inc. .........................................         66,000     2,214,300
                                                                                                              ------------
                                                                        TOTAL PHARMACEUTICALS                    7,014,000
                                                                                                              ------------
                        REITS - 38.4%  Archstone-Smith Realty Trust .........................         70,000     1,923,600
                                       Arden Realty Inc. ....................................         45,000     1,314,900
                                       AvalonBay Communities Inc. ...........................         23,000     1,099,400
                                       Boston Properties, Inc. ..............................          6,100       282,125
                                       Boykin Lodging Company ...............................        300,000     2,724,000
                                       Developers Diversified Realty Corporationo ...........         88,060     2,774,770
                                       Equity Residential Properties Trust ..................         40,000     1,174,400
                                       First Industrial Realty Trust, Inc. ..................         26,000       861,120
                                       Gables Residential Trust .............................         20,000       646,000
                                       Health Care Property Investors Inc.o .................         41,000     1,920,440
                                       Healthcare Realty Trust Inc. .........................         33,000     1,151,700
                                       Hospitality Properties Trust .........................         34,000     1,344,700
                                       HRPT Properties Trusto ...............................        260,000     2,522,000
                                       Liberty Property Trust ...............................         19,000       718,770
                                       Manufactured Home Communities, Inc. ..................         30,000     1,167,000
                                       Pan Pacific Retail Properties, Inc. ..................         30,000     1,393,500
                                       Prentiss Properties Trust ............................         29,600       939,800
                                       Public Storage, Inc. .................................         15,000       666,000
                                       Regency Centers Corporation ..........................         40,000     1,580,000
                                       Simon Property Group Inc. ............................         13,000       616,850
                                       Thornburg Mortgage, Inc. .............................         15,100       409,210
                                       Vornado Realty Trust .................................         31,000     1,696,010
                                                                                                              ------------
                                                                                  TOTAL REITS                   28,926,295
                                                                                                              ------------
                       SAVINGS & LOAN
                    COMPANIES -  1.6%  Washington Mutual, Inc. ..............................         26,000     1,191,060
                                                                                                              ------------
                      UTILITY -  2.1%  TXU Corporationo .....................................         72,000     1,594,080
                                                                                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.                      PORTFOLIO OF INVESTMENTS
                                                               NOVEMBER 30, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                    SHARES      VALUE
                                                                                                    ------      -----

DOMESTIC COMMON STOCKS - (CONTINUED)
                TOTAL DOMESTIC COMMON
                               STOCKS
                   (Cost $70,732,622) .......................................................                 $ 84,211,985
                                                                                                              ------------

FOREIGN COMMON STOCK - 3.3%**
                  NETHERLANDS -  1.6%  Unilever NV, ADR .....................................         20,000     1,202,000
                                                                                                              ------------
               UNITED KINGDOM -  1.7%  Diageo PLC, Sponsored ADR ............................         25,000     1,264,000
                                                                                                              ------------
                        TOTAL FOREIGN
                         COMMON STOCK
                    (Cost $2,126,381) .......................................................                    2,466,000
                                                                                                              ------------
WARRANTS - 0.0%**
                                       ONO Finance Certificate Warrant+ .....................          1,500            15
                                                                                                              ------------
                                                                                                     PAR
                                                                                                  ---------

CORPORATE BONDS - 0.1%
(Cost $120,000)
                     AIRLINES -  0.1%  American Airlines Inc., Pass-through Certificates,
                                         7.800% due 10/01/06 ................................   $    120,000       107,096
                                                                                                              ------------

U.S. TREASURY BILLS - 10.6%
                                         0.942% due 01/02/04 ++ .............................      4,000,000     3,996,740
                                         0.906% due 12/04/03 ++ .............................      4,000,000     3,999,724
            TOTAL U.S. TREASURY BILLS
                    (Cost $7,996,414) .......................................................                    7,996,464
                                                                                                              ------------

REPURCHASE AGREEMENT - 1.0%
(Cost $755,000)
                                       Agreement with PNC Capital Markets, 0.80% dated
                                       11/28/03, to be repurchased at $755,050 on 12/01/03,
                                       collateralized by $750,000 U.S. Treasury Note, 3.00%
                                       due 02/29/04 (Value $761,250) ........................                      755,000
                                                                                                              ------------
TOTAL INVESTMENTS (COST $81,730,417*) - 126.9% ..............................................                   95,536,560
OTHER ASSETS AND LIABILITIES - (26.9%) ......................................................                  (20,250,500)
                                                                                                              ------------
NET ASSETS - 100.0% .........................................................................                 $ 75,286,060
                                                                                                              ============

-----------
*     Aggregate cost for Federal tax purposes is $83,442,524.
**    Amount represents less than 0.1% of net assets.
+     Non-income producing security.
++    Annualized yield at date of purchase.
o At November 30, 2003, securities or a partial position of these securities were pledged as collateral for the loan outstanding. These securities held with the custodian as segregated assets, have an aggregate market value of $44,365,241.
ADR   American Depository Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2003


ASSETS:
   Investments, at value (Cost $81,730,417) (Note 1)
     See accompanying schedule ....................................................  $ 95,536,560
   Cash ...........................................................................           719
   Dividends and interest receivable ..............................................       140,066
   Prepaid expenses ...............................................................        39,274
                                                                                     ------------
         TOTAL ASSETS .............................................................    95,716,619

LIABILITIES:
   Loan payable to bank (Note 10) ....................................  $20,000,000
   Deferred compensation- director (Note 11) .........................      133,100
   Investment co-advisory fees payable (Note 2) ......................       96,537
   Legal and audit fees payable ......................................       52,430
   Interest due on loan payable to bank (Note 10) ....................       37,365
   Administration fee payable (Note 2) ...............................       23,170
   Accrued expenses and other payables ...............................       87,957
                                                                        -----------
         TOTAL LIABILITIES ........................................................    20,430,559
                                                                                     ------------
NET ASSETS ........................................................................  $ 75,286,060
                                                                                     ============

NET ASSETS consist of:
   Undistributed net investment income ............................................  $    115,617
   Accumulated net realized loss on investments sold ..............................   (21,298,983)
   Unrealized appreciation of investments .........................................    13,806,143
   Par value of Common Stock (Note 4) .............................................       113,278
   Paid-in capital in excess of par value of Common Stock (Note 4) ................    82,550,005
                                                                                     ------------
         TOTAL NET ASSETS .........................................................  $ 75,286,060
                                                                                     ============
NET ASSET VALUE
(Net Asset Value, $75,286,060/11,327,784 shares outstanding) ......................  $       6.65
                                                                                     ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.

 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2003


INVESTMENT INCOME:
   Dividends .....................................................................   $ 1,590,292
   Interest ......................................................................       207,215
                                                                                     -----------
            TOTAL INVESTMENT INCOME ..............................................     1,797,507

EXPENSES:
   Investment co-advisory fees (Note 2) ...............................   $884,867
   Interest on outstanding loan payable (Note 10) .....................    277,251
   Administration fee (Note 2) ........................................    222,580
   Legal fees .........................................................     76,208
   Directors fees and expenses (Note 2) ...............................     62,728
   Insurance expenses .................................................     39,207
   Printing fees ......................................................     37,359
   Other ..............................................................    133,686
                                                                          --------
            TOTAL EXPENSES .......................................................     1,733,886
                                                                                     -----------
NET INVESTMENT INCOME ............................................................        63,621
                                                                                     -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

   Net realized loss on investments sold during the year .........................    (8,075,680)
   Change in unrealized appreciation of investments during the year ..............    22,303,711
                                                                                     -----------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................................    14,228,031
                                                                                     -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................   $14,291,652
                                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BOULDER GROWTH & INCOME FUND, INC.

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FIVE MONTH
                                                                           YEAR ENDED     PERIOD ENDED      FOR THE
                                                                          NOVEMBER 30,    NOVEMBER 30,     YEAR ENDED
                                                                              2003            2002        JUNE 30, 2002
                                                                          ------------    ------------    ------------

OPERATIONS:

   Net investment income ..............................................   $     63,621    $    123,855    $  3,278,007
   Net realized loss on investments sold during the year ..............     (8,075,680)     (2,706,714)     (5,632,874)
   Change in unrealized appreciation/(depreciation) of investments
      during the year .................................................     22,303,711        (621,771)     (2,770,396)
                                                                          ------------    ------------    ------------
   Net increase/(decrease) in net assets resulting from operations ....     14,291,652      (3,204,630)     (5,125,263)

DISTRIBUTIONS:

   Dividends paid from net investment income to shareholders ..........       (736,306)           --        (3,351,050)
                                                                          ------------    ------------    ------------
TOTAL DISTRIBUTIONS ...................................................       (736,306)           --        (3,351,050)

CAPITAL SHARE TRANSACTIONS

Proceeds from Rights Offering (Note 8) ................................     24,581,291            --              --
Expenses incurred for Rights Offering (Note 8) ........................       (159,614)           --              --
                                                                          ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS FOR THE YEAR ....................     37,977,023      (3,204,630)     (8,476,313)

NET ASSETS:

   Beginning of period ................................................     37,309,037      40,513,667      48,989,980
                                                                          ------------    ------------    ------------
   End of period (undistributed net investment income of $115,617
      and distribution in excess of investment income of $(108,468) ...   $ 75,286,060    $ 37,309,037    $ 40,513,667
                                                                          ============    ============    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       BOULDER GROWTH & INCOME FUND, INC.

                              FINANCIAL HIGHLIGHTS

             FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                          YEAR        FIVE MONTH
                                          ENDED      PERIOD ENDED                     YEAR ENDED JUNE 30,
                                       NOVEMBER 30,  NOVEMBER 30,     ----------------------------------------------------
                                           2003         2002(B)         2002           2001          2000           1999
                                         --------      --------       --------       --------      --------       --------
OPERATING PERFORMANCE:
Net asset value, beginning of year...    $   6.59      $   7.15       $   8.65       $   8.96      $  10.07       $  10.75
                                         --------      --------       --------       --------      --------       --------
Net investment income/(loss).........       (0.03)         0.02           0.58           0.70          0.67           0.78
Net realized and unrealized gain/(loss)
      on investments.................        1.23         (0.58)         (1.49)         (0.31)        (1.02)         (0.70)
                                         --------      --------       --------       --------      --------       --------
Total from investment operations.....        1.20         (0.56)         (0.91)          0.39         (0.35)          0.08
                                         --------      --------       --------       --------      --------       --------
DISTRIBUTIONS:
Dividends paid from net investment
      income to shareholders.........       (0.07)        --             (0.59)         (0.70)        (0.76)         (0.76)
                                         --------      --------       --------       --------      --------       --------
Total distributions..................       (0.07)        --             (0.59)         (0.70)        (0.76)         (0.76)
                                         --------      --------       --------       --------      --------       --------
Anti-Dilutive/(Dilutive) Impact of the
      Rights Offering ++.............       (1.07)        --             --             --            --             --
Net asset value, end of year.........    $   6.65      $   6.59       $   7.15  $        8.65  $       8.96       $  10.07
                                         ========      ========       ========  =============  ============       ========
Market value, end of year............    $   5.50      $   5.22       $   6.78  $        8.50  $       8.25       $   9.63
                                         ========      ========       ========  =============  ============       ========
Total investment return based on net
      asset value ...................        2.37%(a)     (7.83)%(a)    (11.36)%(a)      4.41%(a)     (3.70)%(a)      0.64%(a)
                                         ========      ========       ========  =============  ============       ========
Total investment return based on
      market value ..................        6.89%(a)    (23.01)%(a)    (14.47)%(a)     11.77%(a)     (6.81)%(a)      7.85%(a)
                                         ========      ========       ========  =============  ============       ========
RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets      1.93%         4.40%          1.95%+         1.82%+        2.51%+         1.12%
Ratio of expenses including interest
      expense to average net assets..        2.30%        --             --             --            --             --
Ratio of net investment income to
      average net assets.............        0.08%         0.79%          6.96%          8.03%         7.08%          7.46%
SUPPLEMENTAL DATA:
Portfolio turnover rate..............          40%           21%           180%            83%           53%            58%
Net assets, end of year (in 000's)...    $ 75,286      $ 37,309       $ 40,514       $ 48,990      $ 50,591       $ 56,841
Number of shares outstanding at end of
      year (in 000's)................      11,328         5,664          5,664          5,664         5,644          5,644

----------------------------
(a) Assumes reinvestment of distributions at the market price at reinvestment date.
(b) Fiscal year end changed to November 30. Prior to this, the fiscal year end was June 30.
  + For the years ended June 30, 2002, 2001 and 2000, the ratio of expenses to average net assets excluding the costs attributable to a proxy contest and related matters was 1.65%, 1.26% and 1.55%, respectively.
 ++ The Rights Offering was fully subscribed at a subscription price of $4.34 at 5,663,892 shares which equals $24,581,291 in gross proceeds. The Rights Offering had a (1.06) NAV impact and the $159,614 expenses associated with the Rights Offering had a (.01) NAV impact.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       BOULDER GROWTH & INCOME FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Boulder Growth & Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets by the number of shares of Common Stock outstanding. The value of the Fund's net assets is deemed to equal the value of the Fund's total assets less the Fund's liabilities. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price ("NOCP") on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis, with premiums and discounts being amortized or accreted, respectively.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the corporate tax rate. Subject to the Fund qualifying as a registered investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to qualify as a registered investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders. The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING POLICIES: Cash distributions received from the Fund's investment in real estate investment trusts ("REITs") and registered investment companies ("RICs") are recorded as income. A portion of these distributions are returns of capital. Historically, the Fund has estimated the return of capital portion of the distribution and recorded such as a realized gain and then trued up the estimate to reflect the actual amount once known. To comply with the AICPA Accounting Guide for Investment Companies, the Fund now accounts for returns of capital as unrealized gains and adjusts the cost basis of the securities. As of November 30, 2003, all accumulated net realized gains relating to returns of capital from REIT distributions have been reclassified to unrealized gain.

                       BOULDER GROWTH & INCOME FUND, INC.

2. INVESTMENT CO-ADVISORY FEES, DIRECTORS' FEES, ADMINISTRATION FEE, CUSTODY FEE AND TRANSFER AGENT FEE

     Boulder Investment Advisers, L.L.C. ("BIA") and Stewart Investment Advisers ("SIA") serve as the Fund's Co-Investment Advisers ("Advisers"). The Fund pays the Advisers a monthly fee at an annual rate of 1.25% of the value of the Fund's average monthly net assets. The equity owners of BIA are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC"), and the Lola Brown Trust No. 1B (the "Lola Trust"), each of which is considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act. Stewart West Indies trading Company, Ltd. is a Barbados international business company doing business as Stewart Investment Advisers. SIA receives a monthly fee equal to 75% of the fees earned by the Advisers, and BIA receives 25% of the fees earned by the Advisers. The equity owner of SIA is the Stewart West Indies Trust, considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act. The Advisers agreed to waive one half of their fee on the proceeds from the December 2002 rights offering, and on the proceeds from the $20 million Line of Credit with Custodial Trust Company of Bear Stearns on April 16, 2003, until such time as more than 50% of the respective proceeds plus cash on hand at the time the proceeds were received, are invested, which has since then occured.

     Fund Administrative Services, LLC ("FAS") serves as the Fund's Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund including: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses and other administrative tasks. Under the Administration Agreement, the Fund pays FAS a monthly fee, calculated at an annual rate of 0.30% of the value of the Fund's average monthly net assets out of which FAS is required to pay any fees for outsourcing any administrative, custodial or transfer agency services, which it has done. The equity owners of FAS are EALLC and the Lola Trust, each of which is a shareholder of the Fund and considered to be an "affiliated person" of the Fund as that term is defined in the 1940 Act.

     Effective October 15, 2003, the Fund pays each Director who is not a director, officer or employee of the Advisers or FAS a fee of $8,000 per annum, plus $3,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receive $1,000 per meeting and each member of the Audit Committee receives $500 per meeting. Prior to October 15, 2003, the Fund paid each Director who is not a director, officer or employee of the Advisers or FAS a fee of $3,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Fund will also reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     FAS has hired PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., to serve as the Fund's Sub-administrator. As Sub-administrator, PFPC calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. Effective September 2, 2003, PFPC serves as the Fund's Transfer Agent. Prior to September 2, 2003, Mellon Investor Services, LLC, served as the Fund's Transfer Agent. FAS pays PFPC a fee on a monthly basis based on average net assets. PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian. As compensation to PFPC Trust Company, FAS pays PFPC Trust Company a monthly fee based on the Fund's monthly gross assets.

3. PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the year ended November 30, 2003, excluding short-term investments, aggregated $61,275,085 and $24,716,980 respectively.

     At November 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $12,861,408 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $767,372.

4. COMMON STOCK

     At November 30, 2003, 250,000,000 of $0.01 par value Common Stock were authorized.

5. PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund operates as a "non-diversified" investment company, as defined in the 1940 Act. As a result of being "non-diversified", with respect to 50% of the Fund's portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund's portfolio, although no single investment can exceed 25% of the Fund's total assets at the time of purchase. A more concentrated portfolio may cause the Fund's net asset value to be more volatile than it has been historically and thus may subject shareholders to more risk. The Fund may hold a substantial position (up to

                       BOULDER GROWTH & INCOME FUND, INC.

25% of its assets) in the common stock of a single issuer. As of November 30, 2003, the Fund held a significant position in Berkshire Hathaway, Inc., and thus, the volatility of the Fund's common stock, and the Fund's net assets value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

     At the April 2003 shareholder meeting, Shareholders approved a proposal that permits the Fund to be concentrated in REITs (real estate investment trusts). REITs are securities of companies whose primary objective is investment in real property or providing services to real property interests. The Fund must invest at least 25% of its assets in REIT securities. The Fund intends to invest in REIT securities primarily for income. Risks associated with investing in REITs include the potential for loss of value if there is an underlying decline in value of the properties in which the REIT invests. Property valuations may rise and fall with either local economic conditions or with the national economy. Furthermore, the dividend income paid by a REIT may be reduced or eliminated. In addition, the Fund bears its ratable share of REIT expenses while still paying management fees on the Fund assets so invested.

     The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers, consistent with being a "non-diversified" fund. As a result, the Fund is subject to a greater risk of loss than a diversified fund or a fund that has diversified its investments more broadly. Taking larger positions is also likely to increase the volatility of the Fund's net asset value reflecting fluctuation in the value of large Fund holdings. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in common stocks. Common stocks include dividend-paying closed-end funds and REITs. The portion of the Fund's assets that are not invested in common stocks may be invested in fixed income securities and cash equivalents. The term "fixed income securities" includes RICs whose objective is income, REITs, bonds, U.S. Government securities, notes, bills, debentures, preferred stocks, convertible securities, bank debt obligations, repurchase agreements and short-term money market obligations.

6. SIGNIFICANT SHAREHOLDERS

     On November 30, 2003, trusts and other entities affiliated with the Horejsi family owned 2,354,600 shares of Common Stock of the Fund, representing approximately 20.79% of the total Fund shares.

7. TAX BASIS DISTRIBUTIONS

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during the year ending November 30, 2003 and the five month period ended November 30, 2002 is as follows:

                                          YEAR ENDING       PERIOD ENDED
                                           NOVEMBER,         NOVEMBER,
                                              2003              2002
                                              ----              ----
   Distributions paid from:
     Ordinary Income ...................   $ 736,306         $      0
     Short-Term Capital Gain ...........          --               --
     Long-Term Capital Gain ............          --               --
                                           ---------         --------
                                           $ 736,306         $      0
                                           =========         ========

     As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

   Ordinary Income .................................      $   248,717
   Unrealized Appreciation .........................       12,094,036
                                                          -----------
                                                          $12,342,753
                                                          ===========

     The Fund had available for tax basis distributions purposes accumulated capital and other losses of $19,586,876, of which $1,114,468 will expire on 11/30/2008, $9,936,275 will expire on 11/30/2010 and $8,536,133 will expire on
11/30/2011.

     Net investment income and realized gain and loss for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences. These differences are primarily related to differing treatment of long-term capital gains dividends and excess ordinary distributions received from Real Estate Investment Trusts and wash sales. Permanent book and tax basis difference of $416,193 and $(416,193) were reclassified at November 30, 2003 between undistributed net investment income and accumulated net realized loss on investments, respectively, for the Boulder Growth & Income Fund, Inc.

                       BOULDER GROWTH & INCOME FUND, INC.

8. SHARE REPURCHASE PROGRAM:

     In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

9. RIGHTS OFFERING

     On October 15, 2002 the Fund's shareholders approved a transferable rights offering which would permit shareholders to acquire one new share of the Fund for each share held. The rights were transferable, which allowed shareholders who did not wish to exercise their rights to sell them on the New York Stock Exchange. The record date for determining shareholders eligible to participate in the rights offering was November 29, 2002. The subscription period was from December 2, 2002 to December 20, 2002. The Market price for the shares issued through the rights offering was calculated based on the volume-weighted average closing price of the Fund's shares from December 16 through December 20, 2003. The rights offering was fully subscribed and the Fund issued 5,663,892 new shares at a price of $4.34 each. The total gross proceeds to the Fund were $24,581,291. As of November 30, 2003, the expense associated with the rights offering totaled $159,614.

10. LOAN OUTSTANDING

     On February 21, 2003 an agreement between the Fund and the Custodial Trust Company of Bear Stearns was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $20,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. At November 30, 2003, the Fund had a loan payable in the amount of $20,000,000 with an interest rate of 2.1188%, calculated at a rate per annum during each Interest Period equal to 30-day LIBOR on the Interest Commencement Date of such Interest Period plus 1%. This loan has no maturity date and can be paid or called at any time.

11. DEFERRED COMPENSATION

     At November 30, 2003, the Fund had a deferred compensation liability to a former Director of the Fund which totaled $133,100 including any accrued interest.

ADDITIONAL INFORMATION (UNAUDITED)

                                PRIVACY STATEMENT

     Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Directors of the Boulder Growth & Income Fund, Inc. have established the following policy regarding information about the Fund's shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use. The Fund collects nonpublic information (e.g., your name, address, Social Security Number, Fund holdings) about shareholders from transactions in Fund shares. The Fund will not release information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: (i) we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; or (iii) we are required by law to release information to the recipient. The Fund has not and will not in the future give or sell information about its current or former shareholders to any company, individual, or group (except as permitted by law). The Fund will only use information about its shareholders as necessary to service or maintain shareholder accounts in the ordinary course of business. Internally, we also restrict access to shareholder personal data to those who have a specific need for the records. We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal data.

                                 TAX INFORMATION

     Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended November 30, 2003, 78.30% qualify for the dividend received deduction available to shareholders.

     For the fiscal year ended November 30, 2003, 100% of the taxable investment income qualifies for the 15% dividend tax rate as of January 1, 2003. The above tax information represents fiscal year end percentages and may differ from those provided to shareholders at calendar year end as dividend income earned by the Fund prior to January 1, 2003 does not qualify for the reduced tax rate.

                       BOULDER GROWTH & INCOME FUND, INC.

                        REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors and Shareholders
Boulder Growth & Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Boulder Growth & Income Fund, Inc., as of November 30, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended, the five months ended November 30, 2002 and the year ended June 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the four-year period ended June 30, 2001 were audited by other auditors whose report dated August 1, 2001 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Boulder Growth & Income Fund, Inc. as of November 30, 2003, and the results of its operations, changes in its net assets, and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                                                /S/ KPMG LLP

Boston, Massachusetts
January 2, 2004

                       BOULDER GROWTH & INCOME FUND, INC.

                    INFORMATION ABOUT DIRECTORS AND OFFICERS

Set forth in the following table is information about the Directors of the Fund, together with their address, age, position with the Fund, term of office, length of time served and principal occupation during the last five years.

 NAME, ADDRESS*, AGE                POSITION, LENGTH OF           PRINCIPAL OCCUPATION(S) AND OTHER          NUMBER OF
                                     TERM SERVED, AND                    DIRECTORSHIPS HELD                FUNDS IN FUND
                                      TERM OF OFFICE                 DURING THE PAST FIVE YEARS               COMPLEX
                                                                                                            OVERSEEN BY
                                                                                                             DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
ALFRED G. ALDRIDGE, JR.           Director of the Fund         Retired; from 1982-2002, Sales                   2
BRIG. GEN. (RETIRED)              since January 2002.          Manager of Shamrock Foods Company;
CAL. AIR NATIONAL GUARD           Current term expires         Director of the Fiesta Bowl, Tempe, AZ
Age: 66                           at Annual Meeting            since 1997; Director, Boulder Total
                                  for 2004                     Return Fund, Inc., since 1999.
---------------------------------------------------------------------------------------------------------------------------

RICHARD I. BARR                   Director of the Fund         Retired; from 1963-2001, Manager of              3
Age:  65                          since January 2002.          Advantage Sales and Marketing, Inc.;
                                  Current term expires         Director and Chairman of the Board,
                                  at Annual Meeting            Boulder Total Return Fund, Inc.,
                                  for 2004                     since 1999; Director, First Financial
                                                               Fund, Inc., since 2001.
---------------------------------------------------------------------------------------------------------------------------

JOEL W. LOONEY                    Director of the Fund         Partner, Financial Management Group,             3
Age:  41                          since January, 2002.         LLC since July 1999; Director, Boulder
                                  Current term expires         Total Return Fund, Inc., since January
                                  at Annual Meeting            2001; Director and Chairman of the Board,
                                  for 2006                     First Financial Fund, Inc. since Aug. 2003.
---------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS**
---------------------------------------------------------------------------------------------------------------------------

SUSAN L. CICIORA                  Director of the Fund         Owner, Superior Interiors (interior              3
Age: 39                           since January 2002.          design for custom homes) since 1995;
                                  Current term expires at      Corporate Secretary, Ciciora Custom
                                  Annual Meeting               Builders, LLC since 1995;  Trustee of the
                                  for 2006                     Brown Trust and the EH Trust;  Director,
                                                               Boulder Total Return Fund, Inc., since
                                                               November 2001; Director, First Financial
                                                               Fund, Inc. since Aug. 2003.
---------------------------------------------------------------------------------------------------------------------------

STEPHEN C. MILLER                 Director and                 President and General Counsel of                 3
Age:  51                          Chairman of the              Boulder Investment Advisers, LLC ("BIA");
                                  Board since January          Manager, Fund Administrative Services,
                                  2002.  President of          LLC ("FAS"); Vice President of  Stewart
                                  the Fund.  Current           Investment Advisers ("SIA"); Director
                                  term expires at              and President of Boulder Total Return
                                  Annual Meeting for           Fund, Inc., since 1999; Director and President,
                                  2005                         First Financial Fund, Inc. since Aug. 2003;
                                                               President and General Counsel, Horejsi, Inc.
                                                               (liquidated in 1999); General Counsel,
                                                               Brown Welding Supply, LLC (sold in 1999);
                                                               Of  Counsel, Krassa & Miller, LLC since 1991.
---------------------------------------------------------------------------------------------------------------------------

* Unless otherwise specified, the Directors' respective addresses are c/o Boulder Growth & Income Fund, Inc., 1680 38th Street, Suite 800, Boulder, Colorado 80301.
** Mr. Miller is an "interested person" because he is an officer of BIA and SIA, the Fund's investment advisers. Ms. Ciciora is an "interested person" as a result of the extent of her beneficial ownership of Fund shares and by virtue of her indirect beneficial ownership of the BIA and FAS.

                       BOULDER GROWTH & INCOME FUND, INC.

The names of the executive officers of the Fund (other than Mr. Miller, who is described above) are listed in the table below. Each officer was elected to office by the Board at a meeting held on January 21, 2003. This table also shows certain additional information. Each officer will hold such office until a successor has been elected by the Board.

NAME, ADDRESS, AGE               POSITION, LENGTH OF                         PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
                                  TERM SERVED, AND                                                HELD
                                   TERM OF OFFICE                                      DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
CARL D. JOHNS                     Chief Financial Officer,                  Vice President and Treasurer of BIA and Assistant
1680 38th Street,                 Chief Accounting                          Manager of FAS, since April, 1999; Vice President,
Suite 800                         Officer, Vice President                   Chief Financial Officer and Chief Accounting Officer,
Boulder, CO 80301                 and Treasurer since                       Boulder Total Return Fund, Inc., since 1999 and First
Age: 40                           January 2002.                             Financial Fund, Inc. since Aug. 2003.
                                  Appointed annually.
----------------------------------------------------------------------------------------------------------------------------------

STEPHANIE J. KELLEY               Secretary since January                   Secretary, Boulder Total Return Fund, Inc., since
1680 38th Street,                 2002. Appointed                           October 27, 2000 and First Financial Fund, Inc.
Suite 800                         annually.                                 since Aug. 2003; Assistant Secretary and Assistant
Boulder, CO 80301                                                           Treasurer of various Horejsi Affiliates; employee of
Age:  46                                                                    FAS since March 1999.
----------------------------------------------------------------------------------------------------------------------------------

NICOLE L. MURPHEY                 Assistant Secretary                       Assistant Secretary, Boulder Total Return Fund, Inc.,
1680 38th Street,                 since January 2002.                       since October 27, 2000 and First Financial Fund, Inc.
Suite 800                         Appointed annually.                       since Aug. 2003; employee of FAS since July 1999.
Boulder, CO 80301
Age:  26
----------------------------------------------------------------------------------------------------------------------------------

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

BOULDER GROWTH & INCOME FUND, INC.
P.O. Box 43027
Providence, RI 02940-3027

                               [GRAPHIC OMITTED]
                                  MOUNTAIN ART

                                     BOULDER
                                 GROWTH & INCOME
                                   FUND, INC.
                                   (NYSE: BIF)
--------------------------------------------------------------------------------


                                  ANNUAL REPORT
                                NOVEMBER 30, 2003

                                    DIRECTORS

                     Brig. Gen (Ret.) Alfred G. Aldridge Jr.
                                 Richard I. Barr
                                Susan L. Ciciora
                                 Joel W. Looney
                                Stephen C. Miller

                                    OFFICERS

                                Stephen C. Miller
                                    President

                                  Carl D. Johns
                          Vice President and Treasurer

                               Stephanie J. Kelley
                                    Secretary

                                Nicole L. Murphey
                               Assistant Secretary


                              WWW.BOULDERFUNDS.NET

  If you have questions regarding shares you held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent -- PFPC, Inc. at:

                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 1-800-331-1710

  This report is sent to shareholders of Boulder Growth & Income Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Joel W. Looney is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Boulder Total Return Fund, Inc. and Boulder Growth & Income Fund, Inc.

                            PROXY VOTING PROCEDURES

     The Board of Directors of the Boulder Total Return Fund, Inc. and Boulder Growth & Income Fund, Inc. (collectively, the "FUNDS") hereby adopt the following policies and procedures with respect to voting proxies relating to portfolio securities held by the Funds (collectively, the "VOTING POLICIES").

  1. POLICY. It is the policy of each of the Boards of Directors of the Funds (the "BOARD") to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Boulder Investment Advisers, L.L.C. and Stewart Investment Advisers (collectively, the "ADVISER") as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight.1 The voting of proxies is an integral part of the investment management services that the Adviser provides pursuant to the advisory contract. Proxy voting policies and procedures are required by Rule 206 (4)-6 of the Investment Advisers Act of 1940, and will be effective August 6, 2003.

  2. FIDUCIARY DUTY. The Adviser, to which authority to vote on behalf of the Funds is delegated, exercises this voting responsibility as a fiduciary, and votes proxies in a manner consistent with the best interest of each Fund and its shareholders, and with the goal of maximizing the value of the Funds and the shareholders' investments.

  3. PROCEDURES. The following are the procedures adopted by the Board for the administration of this policy:

     A. REVIEW OF ADVISER PROXY VOTING PROCEDURES. The Adviser, with advice and counsel from the Board, shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually (the "VOTING GUIDELINES"), and must notify the Board promptly of any material changes. In accordance with the foregoing, the Adviser has developed the Voting Guidelines which are attached hereto as EXHIBIT A.

     B. CONFLICTS OF INTEREST. In any proxy vote that gives rise to a conflict of interest2, the Adviser shall vote such proxy in accordance with the recommendations published for such matter by Institutional Shareholder Services (or such other independent third party service provider approved by the Audit Committee and whose business is to consider, investigate and make recommendations regarding shareholder proxy matters).

     C. VOTING RECORD REPORTING. No less than annually, the Adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the respective year. With respect to those proxies the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

  4. REVOCATION. The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

ANNUAL FILING. The Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year, commencing August 31, 2004.

----------------------
1 This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
2 As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Funds which compromises the Adviser's independence of judgment and action with respect to the voting of the proxy.

                         Voting Policies and Procedures

5. DISCLOSURES.

   a. The Fund shall include in any future registration statement:

      i.    A description of the Voting Policies and the Voting Guidelines3; and

      ii. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Funds' toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.4

   b. The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

      i. A statement disclosing that the Voting Policies and Voting Guidelines are available without charge, upon request, by calling the Funds' toll-free telephone number; or through a specified Internet address; and on the SEC website.5

      ii. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.6

6. RECORDKEEPING REQUIREMENTS. SEC Rule 204-2, as amended, requires advisers to retain:

      1.    Proxy voting policies and procedures
      2.    Proxy statements received regarding client securities
      3.    Records of votes cast on behalf of clients
      4.    Records of written client requests
      5. Any documents prepared by the adviser material to making a decision how to vote, or that memorialized the basis for the decision.

7. REVIEW OF POLICY. At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

------------------
3 This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.
4 This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
5 This disclosure shall be included in the report next filed on behalf of the Funds after July 1, 2003.
6 This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

                          EXHIBIT A - VOTING GUIDLINES
                          ----------------------------

The Funds' and Advisers' proxy voting principles are summarized below, with specific examples of voting decisions for the types of proposals that are most frequently presented:

------------------------------------------------------------------------------------------------------------------------------------
CATEGORY                                GUIDELINE                                        VOTING
------------------------------------------------------------------------------------------------------------------------------------
BOARD OF DIRECTOR ISSUES                The board of directors'  primary role is
                                        to   protect   the   interests   of  all
                                        shareholders. Key functions of the board
                                        are  to   approve   the   direction   of
                                        corporate strategy, ensure succession of
                                        management  and evaluate  performance of
                                        the   corporation   as  well  as  senior
                                        management.  The board is accountable to
                                        shareholders,     and    must    operate
                                        independently from management.
------------------------------------------------------------------------------------------------------------------------------------
Routine Elections                       Generally we will vote with management's        Generally  FOR
                                        recommendation
------------------------------------------------------------------------------------------------------------------------------------
Board Classification                    Generally we are opposed to entrenchment        Generally  AGAINST
                                        mechanisms   and   will   vote   against
                                        proposals to classify a board. We prefer
                                        annual  election of  directors  in order
                                        that  shareholders  have  more  power to
                                        replace   directors  deemed  to  not  be
                                        acting in the shareholders' interest.
------------------------------------------------------------------------------------------------------------------------------------
Independence  of Directors              The majority of board members  should be       We will  generally  support  boards that
                                        independent    from   the   corporation,       have  a   majority   of  board   members
                                        management or a majority shareholder. An       classified as independent.
                                        independent   member  should  not  be  a
                                        former  employee  of  the  company  or a
                                        representative of a key supplier to or a
                                        key client of the company.
------------------------------------------------------------------------------------------------------------------------------------
Director  Indemnification               Mandatory  indemnification  of directors       Generally FOR
                                        and  officers  is  necessary  to attract
                                        quality candidates.
------------------------------------------------------------------------------------------------------------------------------------
Director Attendance                     Board membership  requires a significant       We look for attendance  records to be in
                                        amount    of   time   in    order    for       the 75% participation range.
                                        responsibilities  to  be  executed,  and
                                        attendance   at  Board   and   Committee
                                        meetings is noted.
------------------------------------------------------------------------------------------------------------------------------------
Term Limits                             We   are   more   concerned   with   the       Generally  AGAINST but will look at on a
                                        performance  of  directors  and not with       case-by-case basis.
                                        the term limits.
------------------------------------------------------------------------------------------------------------------------------------
Separation of Chair and CEO             In most cases it is advisable  for there       In  most   cases  we  would   support  a
                                        to be a  separation  between the CEO and       recommendation  to  separate  the  Chair
                                        the  Chair  to  enhance   separation  of       from  the  CEO.   Lead   directors   are
                                        management interests and shareholders.         considered   acceptable,   and  in  this
                                                                                       situation   an   independent   Corporate
                                                                                       Governance  committee  must  also  be in
                                                                                       place.
------------------------------------------------------------------------------------------------------------------------------------
Committees of the Board                 Audit,   Compensation,   Governance  and       We support  the  establishment  of these
                                        Nominating   committees   are  the  most       committees, however independent director
                                        significant committees of the board.           membership  on these  committees  is the
                                                                                       primary concern.  Two-thirds independent
                                                                                       membership  is  satisfactory,   provided
                                                                                       that  the  chair  of each  committee  is
                                                                                       independent.
------------------------------------------------------------------------------------------------------------------------------------
Audit Process                           The members of an audit committee should       We will generally  support the choice of
                                        be   independent   directors,   and  the       auditors recommended by the Audit
                                        auditor  must also be  independent.  The
                                        auditor  should  report  directly to the
                                        Audit

                         Voting  Policies  and Procedures

------------------------------------------------------------------------------------------------------------------------------------
CATEGORY                                GUIDELINE                                        VOTING
------------------------------------------------------------------------------------------------------------------------------------
                                        committee and not to management.                 Committee. In the event that the auditor
                                                                                         supplies  other services for a fee other
                                                                                         than the audit,  each  situation will be
                                                                                         reviewed on a case-by-case basis.
------------------------------------------------------------------------------------------------------------------------------------
VOTING AND ENTRENCHMENT
ISSUES
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Right to Call Special                                                        Generally FOR
Meeting
------------------------------------------------------------------------------------------------------------------------------------
Shareholder  Right to Act by                                                             Generally FOR
Written Consent
------------------------------------------------------------------------------------------------------------------------------------
Cumulative Voting                       Our experience has been that  cumulative         Generally   AGAINST,   although  we  may
                                        voting is  generally  proposed  by large         consider   if   the   board   has   been
                                        shareholders who may wish to exert undue         unresponsive to shareholders.
                                        influence on the board.
------------------------------------------------------------------------------------------------------------------------------------
Confidentiality  of Shareholder         Like any  other  electoral  system,  the         We  will   support  any   proposals   to
Voting                                  voting at annual  and  special  meetings         introduce   or   maintain   confidential
                                        should be confidential and free from any         voting.
                                        potential coercion and/or impropriety.
------------------------------------------------------------------------------------------------------------------------------------
Size  of  Board  of  Directors          Generally  boards should be comprised of         The  independence  of  the  board  is  a
                                        a  minimum  of  seven  to a  maximum  of         greater   concern  than  the  number  of
                                        fifteen.  However the  complexity of the         members.  However  should  a  change  in
                                        company has an impact on required  board         board size be proposed as potentially an
                                        size.                                            anti-takeover   measure  we  would  vote
                                                                                         against.

------------------------------------------------------------------------------------------------------------------------------------
COMPENSATION ISSUES
------------------------------------------------------------------------------------------------------------------------------------
Director  Compensation                  Directors  should be compensated  fairly         We  support   recommendations   where  a
                                        for the time and  expertise  they devote         portion of the  remuneration is to be in
                                        on  behalf  of  shareholders.  We  favor         the  form  of  common  stock.  We do not
                                        directors  personally  owning  shares in         support  options for  directors,  and do
                                        the corporation, and that they receive a         not   support   retirement   bonuses  or
                                        substantial     portion     of     their         benefits for directors.
                                        remuneration in the form of shares.
------------------------------------------------------------------------------------------------------------------------------------
 MANAGEMENT COMPENSATION                Compensation plans for executives should         Executive     compensation    will    be
                                        be  designed  to attract  and retain the         considered on a case-by-case basis.
                                        right people with exceptional  skills to
                                        manage    the    company    successfully
                                        long-term.   These   plans   should   be
                                        competitive    within   the    company's
                                        respective    industry   without   being
                                        excessive  and  should  attempt to align
                                        the   executive's   interests  with  the
                                        long-term interest of shareholders.
------------------------------------------------------------------------------------------------------------------------------------
Stock  Options and Incentive            Compensation plans should be designed to         We will  not support plans  with options
Compensation  Plans                     reward good  performance  of executives.         priced below current market value or the
                                        They should also encourage management to         lowering of  the exercise  price on  any
                                        own stock so as to align their financial         previously granted options.  We will not
                                        interests     with    those    of    the         support any plan amendment that is not
                                        shareholders. It is important that these
                                        plans are disclosed to the  shareholders
                                        in detail  for their  approval.


                                    Page A-2

                         Voting  Policies  and Procedures

------------------------------------------------------------------------------------------------------------------------------------
CATEGORY                                GUIDELINE                                        VOTING
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         capped or that  results in anything  but
                                                                                         negligible  dilution.  We  believe  that
                                                                                         shareholders  should  have  a say in all
                                                                                         aspects  of option  plans and  therefore
                                                                                         will not support  omnibus  stock  option
                                                                                         plans or plans  where the Board is given
                                                                                         discretion to set the terms.  Plans will
                                                                                         be considered on a case-by-case basis.
------------------------------------------------------------------------------------------------------------------------------------
Adopt/Amend  Employee Stock                                                              Considered  on  a  case-by-case   basis.
Purchase Plans
------------------------------------------------------------------------------------------------------------------------------------
Golden  Parachutes                      Although   we   believe   that   "golden         Generally opposed but will consider on a
                                        parachutes"   may  be  a   good  way  to         case-by-case basis.
                                        attract,     retain    and     encourage
                                        objectivity  of qualified executives  by
                                        providing financial security in the case
                                        of a change in  the structure or control
                                        of a company,  golden parachutes  can be
                                        excessive.
------------------------------------------------------------------------------------------------------------------------------------
Require  Shareholder                                                                     Generally FOR
Approval  of  Golden
Parachutes
------------------------------------------------------------------------------------------------------------------------------------
TAKEOVER  PROTECTIONS                   Some companies adopt shareholder  rights         We  will  review  each  situation  on  a
                                        plans  that  incorporate   anti-takeover         case-bycase  basis.  We  will  generally
                                        measures,   which  may  include:  poison         support   proposals   that  protect  the
                                        pills,  crown jewel defense,  payment of         rights and share value of shareholders.
                                        greenmail,  going private  transactions,
                                        leveraged buyouts, lock-up arrangements,
                                        Fair price amendments, Re-incorporation.
                                        Rights   plans  should  be  designed  to
                                        ensure that all shareholders are treated
                                        equally  in the event  there is a change
                                        in  control of a  company.  These  plans
                                        should  also   provide  the  Board  with
                                        sufficient   time  to  ensure  that  the
                                        appropriate  course  of action is chosen
                                        to  ensure  shareholder  interests  have
                                        been    protected.     However,     many
                                        shareholder  rights plans can be used to
                                        prevent  bids  that  might in fact be in
                                        the    shareholders    best   interests.
                                        Depending on their contents, these plans
                                        may  also  adversely  influence  current
                                        share prices and  long-term  shareholder
                                        value.
------------------------------------------------------------------------------------------------------------------------------------
Dual Class Shares                       It is not unusual for certain classes of         Generally AGAINST.
                                        shares  to have  more  than one vote per
                                        share.  This  is  referred  to as a dual
                                        class share  structure and can result in
                                        a minority  of  shareholders  having the
                                        ability to make  decisions  that may not
                                        be in the best interests of the majority
                                        of shareholders.
------------------------------------------------------------------------------------------------------------------------------------
Super-Majority  Voting                  Super-majority   voting  (e.g.,  67%  of         Generally  AGAINST.  We  will  generally
Povisions                               votes cast or a majority of  outstanding         oppose proposals for voting requirements
                                        shares),  although  fairly common,  can,         that  are  greater  than a  majority  of
                                        from  a  practical  point  of  view,  be         votes  cast.  That said,  we will review
                                        difficult to obtain, and essentially are         supermajority     proposals     on     a
                                        a  bar  from  effective   challenges  to         case-by-case basis.
                                        entrenched  management,   regardless  of
                                        performance or  popularity.  A very high
                                        requirement    can   be   unwieldy   and
                                        therefore  not in the best  interest  of
                                        the majority of shareholders.


                                    Page A-3

                         Voting  Policies  and Procedures

------------------------------------------------------------------------------------------------------------------------------------
CATEGORY                                GUIDELINE                                        VOTING
------------------------------------------------------------------------------------------------------------------------------------
Issuance of Authorized Shares                                                            Generally FOR
------------------------------------------------------------------------------------------------------------------------------------
Issuance of Unlimited or                Corporations    may    increase    their         Generally  AGAINST.  We  will  generally
Additional Shares                       authorized  number of shares in order to         oppose  proposals to increase the number
                                        implement a stock  split,  to support an         of authorized shares to "unlimited", but
                                        acquisition  or  restructuring  plan, to         will  consider any proposals to increase
                                        use  in  a  stock   option  plan  or  to         the  number  of  authorized  shares on a
                                        implement   an    anti-takeover    plan.         case-bycase  basis for a valid  business
                                        Shareholders   should   approve  of  the         purpose.
                                        specific  business need for the increase
                                        in  the  number  of  shares  and  should
                                        understand  that  the  issuance  of  new
                                        shares can have a significant  effect on
                                        the value of existing shares.
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Proposals                   Shareholders should have the opportunity         Shareholder  proposals  will be reviewed
                                        to raise  their  concerns  or  issues to         on a case-by-case basis.
                                        company management,  the board and other
                                        shareholders. As long as these proposals
                                        deal with appropriate issues and are not
                                        for  the  purposes  of  airing  personal
                                        grievances or to obtain publicity,  they
                                        should be included  on the proxy  ballot
                                        for consideration.
------------------------------------------------------------------------------------------------------------------------------------
OTHER MATTERS
------------------------------------------------------------------------------------------------------------------------------------
Stock Repurchase  Plans                                                                  Generally FOR
------------------------------------------------------------------------------------------------------------------------------------
Stock Splits                                                                             Generally FOR
------------------------------------------------------------------------------------------------------------------------------------
Require Shareholder  Approval                                                            Generally FOR
to issue Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Corporate Loans to                      Corporate  loans, or the guaranteeing of         Generally AGAINST
Employees                               loans,  to enable  employees to purchase
                                        company  stock  or  options   should  be
                                        avoided.  These  types of  loans  can be
                                        risky if the company  stock  declines or
                                        the employee is terminated.
------------------------------------------------------------------------------------------------------------------------------------
Blank-cheque Preferred                  The    authorization   of   blank-cheque         Generally AGAINST
Shares                                  preferred  shares  gives  the  board  of
                                        directors  complete  discretion  to  fix
                                        voting,  dividend,  conversion and other
                                        rights and privileges. Once these shares
                                        have been  authorized,  the shareholders
                                        have no authority  to  determine  how or
                                        when they will be  allocated.  There may
                                        be  valid   business   reasons  for  the
                                        issuance   of  these   shares   but  the
                                        potential   for  abuse   outweighs   the
                                        benefits.
------------------------------------------------------------------------------------------------------------------------------------

                                    Page A-4

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BOULDER GROWTH & INCOME FUND, INC.
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                          Stephen C. Miller, President
                          (principal executive officer)

Date                       JANUARY 19, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ STEPHEN C. MILLER
                         -------------------------------------------------------
                          Stephen C. Miller, President
                          (principal executive officer)

Date                       JANUARY 19, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ CARL D. JOHNS
                         -------------------------------------------------------
                          Carl D. Johns, Vice President and Treasurer
                          (principal financial officer)

Date                       JANUARY 20, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.